Note 11 - Impairment Loss on Trade Receivables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
11
       Impairment loss on trade receivables

	2018	2017	2016

Impairment - 2017 royalty rebate	—	181	—

During
2016
Blanket Mine obtained a rebate on royalty payments made in
2015
of
$181
for incremental gold production in
2016
compared to production in
2015.
A receivable was recognised for the royalty amount overpaid to the revenue authorities in
2016
based on the pre-award rate. An impairment provision of
$181
(
2017:
$181
) was raised against the receivable outstanding in
2017.
The Zimbabwean government has been unable to put in place the modalities of implementing the royalty on incremental gold sales across the gold industry as a whole.